Goodwill and Intangible Assets - Acquired intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired intangible assets
Gross Carrying Amount	$ 111,900	$ 111,900
Accumulated Amortization	110,592	110,486
Net Carrying Amount	1,308	1,414
Purchased technology
Acquired intangible assets
Gross Carrying Amount	110,000	110,000
Accumulated Amortization	$ 110,000	$ 110,000
Purchased technology | Minimum
Acquired intangible assets
Useful Lives	1 year 4 months 24 days	1 year 4 months 24 days
Purchased technology | Maximum
Acquired intangible assets
Useful Lives	2 years 6 months	2 years 6 months
ETF issuer relationships
Acquired intangible assets
Gross Carrying Amount	$ 950	$ 950
Accumulated Amortization	296	243
Net Carrying Amount	$ 654	$ 707
Useful Lives	9 years	9 years
ETF buyer relationships
Acquired intangible assets
Gross Carrying Amount	$ 950	$ 950
Accumulated Amortization	296	243
Net Carrying Amount	$ 654	$ 707
Useful Lives	9 years	9 years
Virtu Financial, LLC and subsidiaries
Acquired intangible assets
Gross Carrying Amount		$ 111,900	$ 111,900
Accumulated Amortization		110,486	110,274
Net Carrying Amount		1,414	1,626
Virtu Financial, LLC and subsidiaries | Purchased technology
Acquired intangible assets
Gross Carrying Amount		110,000	110,000
Accumulated Amortization		$ 110,000	$ 110,000
Virtu Financial, LLC and subsidiaries | Purchased technology | Minimum
Acquired intangible assets
Useful Lives		1 year 4 months 24 days	1 year 4 months 24 days
Virtu Financial, LLC and subsidiaries | Purchased technology | Maximum
Acquired intangible assets
Useful Lives		2 years 6 months	2 years 6 months
Virtu Financial, LLC and subsidiaries | ETF issuer relationships
Acquired intangible assets
Gross Carrying Amount		$ 950	$ 950
Accumulated Amortization		243	137
Net Carrying Amount		$ 707	$ 813
Useful Lives		9 years	9 years
Virtu Financial, LLC and subsidiaries | ETF buyer relationships
Acquired intangible assets
Gross Carrying Amount		$ 950	$ 950
Accumulated Amortization		243	137
Net Carrying Amount		$ 707	$ 813
Useful Lives		9 years	9 years